Taxation - Net deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Deferred tax assets	£ 114	£ 100
Deferred tax liabilities	(2,319)	(1,945)
Net deferred tax liabilities	£ (2,205)	£ (1,845)	£ (1,853)